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US Legal Services

Maria Stewart

Paralegal

(860) 723-2234

Fax: (860) 723-2215

Maria.Stewart@us.ing.com

November 29, 2005	BY EDGARLINK

Securities and Exchange Commission

100 F Street

Washington, DC 20549

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: ING Flexible Income Annuity

File Nos.: 333-109622 and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the supplements to the Contract Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 ("Amendment No. 4") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 4 of the Registrant’s Registration Statement on Form N-4 which was declared effective on November 23, 2005. The text of Amendment No. 4 was filed electronically on November 23, 2005.

If you have any questions regarding this submission, please contact the undersigned at (860) 723-2234.

Sincerely,

/s/ Maria Stewart

Maria Stewart

Hartford Site	ING North America Insurance Corporation

151 Farmington Avenue, TS31

Hartford, CT 06156-8975